Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Schedule of Contractual Obligations

The following table sets forth the Group’s contractual obligations as of December 31, 2025:

	Payment due by period
	Total		Less than 1 year	1-3 years	3-5 years	More than 5 years
	RMB	US$
Current portion of long-term bank borrowings (i)	5,800	825	5,800	-	-	-
Short-term bank borrowing	13,172	1,874	13,172	-	-	-
Loans from third parties	2,177	310	2,177	-	-	-
Operating lease liabilities (ii)	5,399	768	2,246	2,434	719	-
Litigation and settlement(iii)	16,958	2,413	16,958	-	-	-
Total	43,506	6,190	40,353	2,434	719	-

(i)	The Group’s long-term bank borrowings and short-term bank borrowings as of December 31, 2025 is discussed in Note 13 BANK BORROWINGS.

(ii)	The Group’s commitment for minimum lease payments under the remaining operating leases as of December 31, 2025 is discussed in Note 15 LEASES.

(iii)	The Group’s commitment for payable under the other current liabilities as of December 31, 2025 is discussed in Note 14 ACCRUED EXPENSES AND OTHER LIABILITIES.